Average Annual Total Returns	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.41%
Defiance Daily Target 2X Short MSTR ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(44.27%)	(89.45%)
Performance Inception Date		Aug. 20, 2024
Defiance Daily Target 2X Short MSTR ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(44.27%)	(89.45%)
Defiance Daily Target 2X Short MSTR ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(26.20%)	(61.34%)